Other Long-Term Assets	3 Months Ended
Mar. 30, 2018
Vencore Holding Corp. and KGS Holding Corp.
Schedule of Deferred Costs, Capitalized, Prepaid, And Other Assets [Line Items]
Other Long-Term Assets
Other Long‑term Assets

Other long‑term assets consisted of the following components (in thousands):

	As of December 31,		As of March 30,
	2016	2017	2018
			(Unaudited)
Deferred compensation and non‑qualified savings plans	$25,002	$23,717	$24,014
Non‑qualified and qualified pension plans	2,751	8,629	8,710
Tax indemnification asset	14,011	—	—
Deferred indirect costs, net of current	9,252	4,644	3,465
Deferred tax asset	952	360	360
Security deposits	3,148	2,431	2,431
Investment in joint venture	—	2,237	1,917
Deferred revolver fees	622	980	886
Deferred rent subleases	1,029	952	884
Interest rate Swap	—	—	872
Other	1,123	685	845
	$57,890	$44,635	$44,384

Deferred compensation and non‑qualified savings plans represent assets controlled by the Company to support the Company’s deferred compensation and non‑qualified savings plans. These assets are classified as available‑for‑sale securities. The Company records unrealized gains and losses as a component of other comprehensive income (loss) within the statements of comprehensive income (loss) and as a separate component of stockholder’s equity. Realized gains or losses on available‑for‑sale securities are determined using the specific identification method and the Company includes net realized gains and losses in other income (expense) within the statements of operations. At each balance sheet date, the Company assesses available‑for‑sale securities in an unrealized loss position to determine whether the unrealized loss is other‑than‑temporary. The Company considers factors including the significance of the decline in value compared to the cost basis, underlying factors contributing to a decline in the prices of securities in a single asset class, the length of time during which the market value of the security has been less than its cost basis, the security’s relative performance versus its peers, sector or asset class, expected market volatility and the market and economy in general. The Company also evaluates whether it is more likely than not that it will be required to sell a security prior to recovery of its fair value. An impairment loss is recognized at the time the Company determines that a decline in the fair value below its cost basis is other than temporary. There were no unrealized losses at December 31, 2015, 2016, 2017 or three months ended March 30, 2018 that the Company determined to be other than temporary. The Company records the obligation associated with these plans in other long‑term liabilities. Refer to “Note 12 - Other Long‑Term Liabilities.”

Non-qualified and qualified pension plans include the non-qualified defined benefit pension plan and the qualified retiree medical plan. For the year ended December 31, 2016, the retiree medical plan had a net liability and was reflected in the accrued pension and other post retirement liabilities section of our combined balance sheets. For the year ending December 31, 2017 and three months ended March 30, 2018 the retiree medical plan had a net asset as compared to the net liability in 2016, which resulted in it being reflected as a long term asset. Refer to “Note 19 - Postretirement Benefits” for further discussion on the retiree medical plan. The tax indemnification asset has an offsetting liability recorded against it in 2016. Refer to “Note 12 - Other Long‑Term Liabilities” and “Note 16 - Income Taxes” for a further description of the tax indemnification asset and liability. Refer to “Note 5 - Deferred Costs” for deferred indirect costs.